Long-Term Equity Investment, Net - Schedule of Long-Term Equity Investment, Net (Details) ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 CNY (¥)
Schedule of Long-Term Equity Investment, Net [Abstract]
Balance	¥ 2,000		¥ 3,000
Impairment loss			(1,000)
Addition	11,000
Balance	¥ 13,000	$ 1,815	¥ 2,000